                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME SECURITIES INC.
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006  (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL
      AMOUNT IN                                                                        COUPON          MATURITY
      THOUSANDS                                                                         RATE             DATE          VALUE
----------------------                                                             -------------    --------------   --------------
                            CORPORATE BONDS (56.2%)
                            Advertising/Marketing Services (0.5%)
 $                785       Interpublic Group of Companies, Inc. (The)                     5.40%      11/15/09       $     773,225
                                                                                                                     --------------

                            Aerospace & Defense (0.6%)
                  328       Raytheon Co.                                                   4.50       11/15/07             325,470
                  574       Systems 2001 Asset Trust - 144A* (Cayman Islands)             6.664       09/15/13             601,598
                                                                                                                     --------------
                                                                                                                           927,068
                                                                                                                     --------------
                            Air Freight/Couriers (1.3%)
                2,000       FedEx Corp.                                                    7.25       02/15/11           2,132,808
                                                                                                                     --------------

                            Auto Parts: O.E.M. (0.3%)
                  460       ArvinMeritor, Inc.                                             8.75       03/01/12             474,950
                                                                                                                     --------------

                            Beverages: Alcoholic (0.6%)
                1,100       FBG Finance Ltd. - 144A* (Australia)                          5.125       06/15/15           1,041,588
                                                                                                                     --------------

                            Cable/Satellite TV (3.2%)
                1,355       Comcast Cable Communications, Inc.                             6.75       01/30/11           1,421,013
                1,740       Comcast Cable Communications, Inc.                            7.125       06/15/13           1,877,629
                  750       Comcast Cable Communications, Inc.                            8.375       05/01/07             757,000
                  780       EchoStar DBS Corp.                                            6.375       10/01/11             777,075
                  110       Echostar DBS Corp.                                            6.625       10/01/14             107,525
                  335       TCI Communications, Inc.                                      7.875       02/15/26             383,559
                                                                                                                     --------------
                                                                                                                         5,323,801
                                                                                                                     --------------
                            Computer Processing Hardware (0.6%)
                1,000       Hewlett-Packard Co.                                           5.496+      05/22/09           1,002,249
                                                                                                                     --------------

                            Department Stores (2.7%)
                2,800       Federated Department Stores, Inc.                             6.625       09/01/08           2,846,642
                  610       May Department Stores Co.                                      5.95       11/01/08             614,404
                  975       May Department Stores Co.                                      6.70       07/15/34             964,700
                                                                                                                     --------------
                                                                                                                         4,425,746
                                                                                                                     --------------
                            Drugstore Chains (1.3%)
                  495       CVS Corp.                                                      5.75       08/15/11             501,456
                1,650       CVS Corp. - 144A*                                             6.036       12/10/28           1,648,160
                                                                                                                     --------------
                                                                                                                         2,149,616
                                                                                                                     --------------
                            Electric Utilities (10.2%)
                1,100       Ameren Corp.                                                  4.263       05/15/07           1,094,373
                3,130       Arizona Public Service Co.                                     5.80       06/30/14           3,127,524
                2,105       Carolina Power & Light Co.                                    5.125       09/15/13           2,072,320
                  570       CC Funding Trust I                                             6.90       02/16/07             570,707
                1,705       Consumers Energy Co.                                           4.00       05/15/10           1,630,965
                  240       Consumers Energy Co.                                           4.80       02/17/09             236,973
                  680       Detroit Edison Co. (The)                                      6.125       10/01/10             695,753
                  690       Duquesne Light Co.                                             5.70       05/15/14             693,112
                  835       Duquesne Light Co. (Series O)                                  6.70       04/15/12             881,874
                  915       Entergy Gulf States, Inc.                                      3.60       06/01/08             891,136
                  930       Entergy Gulf States, Inc.                                     5.769+      12/01/09             928,733
                  820       Entergy Gulf States, Inc. - 144A*                              6.10+      12/08/08             822,184
                  215       Indianapolis Power & Light Co. - 144A*                         6.30       07/01/13             221,058
                1,310       Ohio Power Company - IBC (Series K)                            6.00       06/01/16           1,347,539
                  235       Panhandle Eastern Pipe Line Co. (Series B)                     2.75       03/15/07             233,623
                  228       PSEG Energy Holdings Inc.                                     8.625       02/15/08             234,840
                  185       Public Service Electric & Gas Co. (Series MTNB)                5.00       01/01/13             181,319
                  570       Texas Eastern Transmission, LP                                 7.00       07/15/32             641,959
                  330       TXU Energy Co.                                                 7.00       03/15/13             345,731
                                                                                                                     --------------
                                                                                                                        16,851,723
                                                                                                                     --------------
                            Electrical Products (0.6%)
                  920       Cooper Industries, Inc.                                        5.25       11/15/12             911,833
                                                                                                                     --------------

                            Electronics/Appliances (0.4%)
                  705       LG Electronics Inc. - 144A* (South Korea)                      5.00       06/17/10             691,571
                                                                                                                     --------------

                            Environmental Services (0.9%)
                1,370       Waste Management, Inc.                                        6.875       05/15/09           1,417,006
                                                                                                                     --------------

                            Finance/Rental/Leasing (1.2%)

                1,985       Residential Capital Corp.                                     6.375       06/30/10           2,009,656
                                                                                                                     --------------

                            Financial Conglomerates (1.2%)
                1,945       General Motors Acceptance Corp.                               6.875       09/15/11           1,996,968
                                                                                                                     --------------

                            Food Retail (0.8%)
                  380       Delhaize America, Inc.                                         9.00       04/15/31             453,076
                  830       Fred Meyer, Inc.                                               7.45       03/01/08             848,202
                                                                                                                     --------------
                                                                                                                         1,301,278
                                                                                                                     --------------
                            Food: Major Diversified (1.3%)
                  800       ConAgra Foods, Inc.                                            7.00       10/01/28             869,202
                  670       ConAgra Foods, Inc.                                            8.25       09/15/30             825,275
                  590       Sara Lee Corp.                                                6.125       11/01/32             535,485
                                                                                                                     --------------
                                                                                                                         2,229,962
                                                                                                                     --------------
                            Food: Meat/Fish/Dairy (0.1%)
                  125       Pilgrim's Pride Corp.                                         9.625       09/15/11             131,250
                                                                                                                     --------------

                            Gas Distributors (0.7%)
                  745       NiSource Finance Corp.                                         5.94+      11/23/09             745,811
                  450       Sempra Energy                                                 4.621       05/17/07             448,324
                                                                                                                     --------------
                                                                                                                         1,194,135
                                                                                                                     --------------
                            Home Furnishings (0.6%)
                  950       Mohawk Industries, Inc. (Series D)                             7.20       04/15/12             987,815
                                                                                                                     --------------

                            Home Improvement Chains (0.3%)
                  470       Home Depot, Inc.                                              5.486+      12/16/09             470,348
                                                                                                                     --------------

                            Hotels/Resorts/Cruiselines (0.1%)
                  145       Starwood Hotels & Resorts Worldwide, Inc.                     7.375+      05/01/07             145,604
                                                                                                                     --------------

                            Insurance Brokers/Services (1.7%)
                1,210       Farmers Exchange Capital - 144A*                               7.05       07/15/28           1,266,226
                1,330       Farmers Insurance Exchange - 144A*                            8.625       05/01/24           1,599,140
                                                                                                                     --------------
                                                                                                                         2,865,366
                                                                                                                     --------------
                            Major Banks (3.9%)
                2,070       Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)        5.426+      10/24/08           2,071,010
                  840       USB Capital IX                                                6.189+      04/15/49 +++         858,681
                3,385       Wachovia Capital Trust III                                     5.80+      08/29/49 +++       3,416,088
                                                                                                                     --------------
                                                                                                                         6,345,779
                                                                                                                     --------------
                            Major Telecommunications (5.7%)
                1,410       AT&T Corp.                                                     8.00+      11/15/31           1,754,648
                1,355       France Telecom S.A. (France)                                   8.50+      03/01/31           1,784,023
                1,525       SBC Communications, Inc.                                       6.15       09/15/34           1,504,865
                  785       Sprint Capital Corp.                                           8.75       03/15/32             947,508
                1,405       Telecom Italia Capital SA (Luxembourg)                         4.00       01/15/10           1,342,562
                1,415       Telefonica Europe BV (Netherlands)                             8.25       09/15/30           1,690,650
                  405       Verizon New England Inc.                                       6.50       09/15/11             416,813
                                                                                                                     --------------
                                                                                                                         9,441,069
                                                                                                                     --------------
                            Media Conglomerates (2.7%)
                1,000       News America, Inc.                                             7.28       06/30/28           1,079,212
                2,005       Time Warner, Inc.                                             5.606+      11/13/09           2,007,885
                1,350       Viacom, Inc.                                                  6.875       04/30/36           1,338,884
                                                                                                                     --------------
                                                                                                                         4,425,981
                                                                                                                     --------------
                            Motor Vehicles (2.2%)
                  795       DaimlerChrysler North American Holdings Co.                    7.30       01/15/12             844,800
                  260       DaimlerChrysler North American Holdings Co.                    8.00       06/15/10             278,765
                  675       DaimlerChrysler North American Holdings Co.                    8.50       01/18/31             805,804
                1,875       General Motors Corp.                                          8.375       07/15/33           1,743,750
                                                                                                                     --------------
                                                                                                                         3,673,119
                                                                                                                     --------------
                            Multi-Line Insurance (0.5%)
                  750       Two-Rock Pass Through - 144A* (Bahamas)                       6.316+      12/31/49 ++          738,915
                                                                                                                     --------------

                            Oil & Gas Pipelines (2.8%)
                2,685       Enterprise Products Operating                                  5.60       10/15/14           2,641,127
                1,095       Kinder Morgan Finance Co. (Canada)                             5.70       01/05/16           1,006,400
                1,010       Plains All American Pipeline. L.P.                             6.70       05/15/36           1,042,294
                                                                                                                     --------------
                                                                                                                         4,689,821
                                                                                                                     --------------
                            Oil & Gas Production (0.2%)
                  395       Kerr-McGee Corp.                                              6.625       10/15/07             397,647
                                                                                                                     --------------

                            Other Metals/Minerals (0.7%)
                1,030       Brascan Corp. (Canada)                                        7.125       06/15/12           1,098,670
                                                                                                                     --------------

                            Property - Casualty Insurers (1.2%)
                1,400       Mantis Reef Ltd. - 144A* (Australia)                          4.692       11/14/08           1,382,632
                  500       Platinum Underwriters Finance Inc. (Series B)                  7.50       06/01/17             528,245
                                                                                                                     --------------
                                                                                                                         1,910,877
                                                                                                                     --------------
                            Pulp & Paper (1.0%)
                   85       Abitibi-Consolidated Inc. (Canada)                             8.85       08/01/30              70,125
                1,680       Bowater Canada Finance (Canada)                                7.95       11/15/11           1,654,800
                                                                                                                     --------------
                                                                                                                         1,724,925
                                                                                                                     --------------
                            Railroads (2.1%)
                  830       Burlington North Santa Fe Railway Co.                         6.125       03/15/09             843,535
                  850       Norfolk Southern Corp.                                         7.35       05/15/07             855,967
                1,140       Union Pacific Corp.                                           6.625       02/01/08           1,153,533
                  625       Union Pacific Corp. (Series MTNE)                              6.79       11/09/07             631,146
                                                                                                                     --------------
                                                                                                                         3,484,181
                                                                                                                     --------------
                            Real Estate Development (0.6%)
                  787       World Financial Properties - 144A*                             6.91       09/01/13             823,567
                  176       World Financial Properties - 144A*                             6.95       09/01/13             184,692
                                                                                                                     --------------
                                                                                                                         1,008,259
                                                                                                                     --------------
                            Restaurants (0.3%)
                  515       Tricon Global Restaurants, Inc.                               8.875       04/15/11             578,232
                                                                                                                     --------------

                            Savings Banks (1.1%)
                  300       Washington Mutual Inc.                                        6.665+      12/31/49             301,349
                1,455       Washington Mutual Inc.                                         8.25       04/01/10           1,568,349
                                                                                                                     --------------
                                                                                                                         1,869,698
                                                                                                                     --------------
                            TOTAL CORPORATE BONDS
                              (Cost $92,368,600)                                                                        92,842,739
                                                                                                                     --------------

                            U.S. GOVERNMENT OBLIGATIONS (19.9%)
                4,665       U.S. Treasury Bond                                            6.125       08/15/29           5,453,679
                5,400       U.S. Treasury Bond                                            6.375       08/15/27           6,427,269
               14,600       U.S. Treasury Bond                                            11.25       02/15/15          20,979,528
                                                                                                                     --------------
                            TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
                              (Cost $34,301,799)                                                                        32,860,476
                                                                                                                     --------------

                            ASSET-BACKED SECURITIES (2.7%)
                            Finance/Rental/Leasing
                  249       CIT Equipment Collateral 2004-EF1 A3                           3.50       09/20/08             246,851
                  633       CNH Equipment Trust 2005-A A3                                  4.02       04/15/09             629,523
                  489       Ford Credit Auto Owner Trust 2005-B A3                         4.17       01/15/09             486,381
                  800       Harley-Davidson Motorcycle Trust 2004-2 A2                     3.56       02/15/12             780,768
                  436       Honda Auto Receivables Owner Trust 2005-2 A3                   3.93       01/15/09             433,708
                  950       TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2        4.81       11/17/14             942,416
                  561       USAA Auto Owner Trust 2005-1 A3                                3.90       07/15/09             557,536
                  448       Volkswagen Auto Lease Trust 2005-A A3                          3.82       05/20/08             446,456
                                                                                                                     --------------
                            TOTAL ASSET-BACKED SECURITIES
                              (Cost $4,566,210)                                                                          4,523,639
                                                                                                                     --------------

                            FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
MXN             7,045       Mexican Fixed Rate Bonds (Series M20) (Mexico)                10.00       12/05/24
                              (Cost $704,267)                                                                              809,399
                                                                                                                     --------------

                            SHORT-TERM INVESTMENTS (19.5%)
                            U.S. GOVERNMENT OBLIGATION (a) (0.2%)
 $                300       U.S. Treasury Bill**                                           5.09       01/11/07
                              (Cost $299,491)                                                                              299,491
                                                                                                                     --------------

                            REPURCHASE AGREEMENT (19.3%)
               31,841       Joint repurchase agreement account                            5.265       01/02/07
                            (dated 12/29/06; proceeds $31,859,627) (b)
                              (Cost $31,841,000)                                                                        31,841,000
                                                                                                                     --------------

                            TOTAL SHORT-TERM INVESTMENTS
                              (Cost $32,140,491)                                                                        32,140,491
                                                                                                                     --------------

                            TOTAL INVESTMENTS
                              (Cost $164,081,367) (c) (d)                                               98.8%          163,176,744
                            OTHER ASSETS IN EXCESS OF LIABILITIES                                        1.2             2,051,430
                                                                                                    --------------   --------------
                            NET ASSETS                                                                 100.0%        $ 165,228,174
                                                                                                    ==============   ==============

------------------------
       MXN    Mexican New Peso
         *    Resale is restricted to qualified institutional investors.
        **    A portion of this security has been physically
              segregated in connection with open futures contracts
              in the amount of $186,450.
         +    Floating rate security, rate shown is the rate in effect
              at December 31, 2006.
        ++    Foreign issued security with perpetual maturity.
       +++    Securities represent beneficial interest in trusts.
              The corresponding assets of the trusts are junior subordinated notes due 2042 and a stock purchase contract to purchase preferred stock on or about
              March 15, 2011 for Wachovia Capital Trust III and on or about April 15, 2011 for USB Capital IX.
              Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is redeemed.
       (a)    Purchased on a discount basis.  The interest rate shown has been adjusted to reflect a money market equivalent yield.
       (b)    Collateralized by federal agency and U.S. Treasury obligations.
       (c)    Securities have been designated as collateral in
              amount equal to $55,260,486 in connection with open futures contracts and open credit default swap contracts.
       (d)    The aggregate cost for federal income tax purposes
              approximates the aggregate cost for book purposes.
              The aggregate gross unrealized appreciation is $1,878,835 and the aggregate gross unrealized depreciation is $2,783,458, resulting in net unrealized depreciation of $904,623.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2006:

                                                                                                                       UNREALIZED
      NUMBER OF                               DESCRIPTION, DELIVERY                   UNDERLYING FACE                 APPRECIATION
      CONTRACTS       LONG/SHORT                  MONTH AND YEAR                      AMOUNT AT VALUE                (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
            187          Long               U.S. Treasury Bond 20 Year,                  $ 20,838,813               $     (313,444)
                                                     March 2007
            109          Long                U.S. Treasury Note 5 Year,                    11,451,813                      (64,894)
                                                     March 2007
             90          Short               U.S. Treasury Note 2 Year,                   (18,362,813)                      46,488
                                                     March 2007
             40          Short              U.S. Treasury Note 10 Year,                    (4,298,750)                      66,140
                                                     March 2007

                                                                                                                   ---------------
                                           NET UNREALIZED DEPRECIATION .......................                      $     (265,709)
                                                                                                                   ===============

CREDIT DEFAULT SWAP CONTRACTS OPEN AT DECEMBER 31, 2006:

                                                           NOTIONAL                                              UNREALIZED
          SWAP COUNTERPARTY &             BUY/SELL          AMOUNT         INTEREST          TERMINATION        APPRECIATION
         REFERENCE OBLIGATION            PROTECTION         (000'S)          RATE               DATE           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets, L.P.
Dow Jones CDX.NA.IG.HVOL.6 Index             Buy          $  6,700          0.75%           June 20, 2011       $       (14,057)

Goldman Sachs International
The Hartford Financial Services
Group Inc.                                   Buy             1,700          0.12%         December 20, 2011                (389)

Goldman Sachs International
Lehman Brothers Holdings Inc.                Buy             1,700          0.20%         December 20, 2011               1,496

Goldman Sachs International
Southwest Airlines Co.                       Buy             1,700          0.22%         December 20, 2011               8,801

Goldman Sachs International
Motorola, Inc.                               Buy               540          0.15%         December 20, 2011                 (62)

Goldman Sachs International
Motorola, Inc.                               Buy             1,100          0.157%        December 20, 2011                (465)

Goldman Sachs International
Union Pacific Corporation                    Buy             1,700          0.20%         December 20, 2011                 437

                                                                                                              ------------------
                                                          NET UNREALIZED DEPRECIATION....................       $        (4,239)
                                                                                                              ==================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2007


                                       3